Non-cash operating items (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Changes In Non Cash Operating Items [Abstract]
Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	2017	2016
Accounts receivable	$(18,502)	$6,612
Fuel and natural gas in storage	(1,970)	6,877
Supplies and consumable inventory	1,392	692
Income taxes receivable	1,674	145
Prepaid expenses	(897)	(6,161)
Accounts payable	(23,178)	24,524
Accrued liabilities	25,122	(9,454)
Current income tax liability	(3,432)	(4,552)
Net regulatory assets and liabilities	(54,235)	(14,979)
	$(74,026)	$3,704